Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	STL Marketing Group, Inc.
Entity Central Index Key	0001569055
Document Type	Other
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 5,856	$ 185
Prepaid expenses	796	399
Total Current Assets	6,652	584
Property and Equipment, net	9,335	10,060
Other Assets
Deposit for acquisition of STLK		25,000
Security deposits	4,533	4,533
Total Other Assets	4,533	29,533
Total Assets	20,520	40,177
Current Liabilities:
Accounts payable and accrued liabilities	596,693	380,367
Accounts payable - related party	234,463	200,759
Due to related party		16,706
Notes Payable - related party	75,899	76,874
Liabilities to be settled in stock	103,333
Notes payable, net of current maturities	117,100	50,000
Current maturities of convertible notes payable, net of discount	352,800
Derivative liabilities	1,754,334
Total Current Liabilities	3,234,622	724,706
Total Liabilities	3,234,622	724,706
Stockholders' Deficit
Common Stock, $0.001 Par Value, 2,600,000,000 Shares Authorized, 139,223,524 Shares Issued and Outstanding at March 31, 2013, 121,623,524 Shares Issued and Outstanding at December 31, 2012	139,224	121,624
Additional paid in capital	(4,696,597)	(2,431,623)
Accumulated deficit	(1,856,729)	(1,574,530)
Total Stockholders' Deficit	(3,214,102)	(684,529)
Total Liabilities and Stockholders' Deficit	20,520	40,177
Class A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	1,800,000	1,800,000
Class B Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	1,400,000	1,400,000
Class C Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,600,000,000	2,600,000,000
Common Stock, Shares Issued	139,223,524	121,623,524
Common Stock, Shares Outstanding	139,223,524	121,623,524
Class A Preferred Stock [Member]
Preferred Stock, Par Value	$ 1	$ 1
Preferred Stock, Shares Authorized	1,800,000	1,800,000
Preferred Stock, Shares Issued	1,800,000	1,800,000
Preferred Stock, Shares Outstanding	1,800,000	1,800,000
Class B Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,400,000,000	1,400,000,000
Preferred Stock, Shares Issued	1,400,000,000	1,400,000,000
Preferred Stock, Shares Outstanding	1,400,000,000	1,400,000,000
Class C Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	125,000	125,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0

Consolidated Statements of Operations (USD $)	3 Months Ended		36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Compensation	57,500	65,731	621,701
Professional fees	25,666	19,319	742,796
Selling, general and administrative	62,999	78,615	290,348
Total operating expenses	146,165	163,665	1,654,845
Loss from operations	(146,165)	(163,665)	(1,654,845)
Other income (expense):
Interest expense	(8,295)		(15,420)
Interest expense - discount on notes	(28,546)		(28,546)
Change in fair value of derivative liabilities	213,220		213,220
Derivative expense	(312,413)		(312,413)
Loss on abandonment of land lease			(58,725)
Other income (expense) - net	(136,034)		(201,884)
Loss before income tax provision	(282,199)	(163,665)	(1,856,729)
Income tax provision
Net loss	$ (282,199)	$ (163,665)	$ (1,856,729)
Net loss per common share - basic and diluted	$ 0	$ 0
Weighted average common shares outstanding - basic and diluted	134,327,968	121,623,524

Consolidated Changes in Stockholders' Deficit (USD $)	Preferred Stock, Series A [Member]	Preferred Stock, Series B [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Subscription Receivable [Member]	Total
Balance at Dec. 31, 2011	$ 1,800,000	$ 1,400,000	$ 121,624	$ (2,431,623)	$ (947,181)		$ (57,180)
Balance, shares at Dec. 31, 2011	1,800,000	1,400,000,000	121,623,524
Net loss					(627,349)		(627,349)
Balance at Dec. 31, 2012	1,800,000	1,400,000	121,624	(2,431,623)	(1,574,530)		(684,529)
Balance, shares at Dec. 31, 2012	1,800,000	1,400,000,000	121,623,524
Stock issued for cash ($0.001/share)			5,000	5,000			10,000
Stock issued for cash ($0.001/share), shares			5,000,000
Stock issued for cash ($0.002/share)			12,600	12,400			25,000
Stock issued for cash ($0.002/share), shares			12,600,000
Effect of merger and recapitalization pursuant to Share Purchase Agreement				(2,282,374)			(2,282,374)
Net loss					(282,199)		(282,199)
Balance at Mar. 31, 2013	$ 1,800,000	$ 1,400,000	$ 139,224	$ (4,696,597)	$ (1,856,729)		$ (3,214,102)
Balance, shares at Mar. 31, 2013	1,800,000	1,400,000,000	139,223,524

Consolidated Changes in Stockholders' Deficit (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2013
Statement of Stockholders' Equity [Abstract]
Stock issued, per share	$ 0.001
Stock issued, per share	$ 0.002

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (282,199)	$ (163,665)	$ (1,856,729)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	725	2,075	14,407
Stock based compensation	5,000		225,000
Amortization of debt discount	28,547		28,547
Change in fair value of derivative liabilities	(213,220)		(213,220)
Derivative expense	312,413		312,413
Loss on abandonment of land lease			58,725
(Increase) decrease in:
Prepaid expenses	(396)	50	(795)
Security deposits			(4,533)
Increase (decrease) in:
Accounts payable and accrued liabilities	72,266	60,590	452,633
Accounts payable - related party	33,704	59,226	234,463
Net Cash Used in Operating Activities	(43,160)	(41,725)	(749,089)
Cash Flows From Investing Activities:
Cash aquired in merger	1,131		1,131
Net proceeds from disposition of land lease			67,500
Cash payment for land lease			(135,000)
Purchase of property and equipment			(14,967)
Deposit for acquisition			(25,000)
Loan to related party	13,675		13,675
Net Cash Provided by (Used in) Investing Activities	14,806		(92,661)
Cash Flows From Financing Activities:
Proceeds from notes			50,000
Proceeds from related party notes			95,428
Repayment of related party notes	(975)	(975)	(19,529)
Proceeds from related party loans		17,000	16,706
Proceeds from issuance of preferred stock			732,001
Stock issuance costs, preferred stock			(232,000)
Proceeds from issuance of common stock	25,000		225,000
Stock issuance costs, common stock			(30,000)
Proceeds from convertible notes	10,000		10,000
Net Cash Provided by Financing Activities	34,025	16,025	847,606
Net change in cash	5,671	(25,700)	5,856
Cash at beginning of period	185	26,960
Cash at end of period	$ 5,856	$ 1,260	$ 5,856

Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

Note 1 – Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

STL Marketing Group, Inc.

STL Marketing Group, Inc. (“STLK” or the “Company”) was incorporated in 1999 in the state of Colorado; it had not actively operated since December 2009.

On February 4, 2013, the Company completed a reverse merger with STL Marketing Group, Inc. (“STLK”), a then public corporation, and Versant Corporation became the surviving corporation, in a transaction treated as a reverse recapitalization. STLK did not have any operations.

The transaction also requires a recapitalization of the Company. Since Versant acquired a controlling interest, it was deemed the accounting acquirer, while STLK was deemed the legal acquirer. The historical financial statements of the Company are those of Versant Corporation and of the consolidated entities from the date of recapitalization and subsequent.

Versant Corporation (“Versant”) was incorporated under the laws of the State of Delaware on April 8, 2010. The Company operates as a domestic holding company. Together, with its subsidiaries described below, the Company is a renewable energy company whose primary focus is to develop and operate renewable energy projects. Its first stage of development is focused on wind energy facilities in Costa Rica. The Company’s core focus is on renewable energy generation.

Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is our opinion, however, that the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with our audited financial statements for the year ended December 31, 2012, together with Management’s Discussion and Analysis, for the years ended December 31, 2012 and 2011. The financial information as of December 31, 2012 is derived from the audited financial statements for the year ended December 31, 2012. The interim results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any future interim periods.

Principles of Consolidation

The Company’s consolidated subsidiaries and/or entities are as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Energia Renovable Versant SRL (ER) (1)	Costa Rica	November 2010	100%

V Tres Bache SRL (V3) (2)	Costa Rica	November, 2010	100%

Versant Corporation (VC) (3)	Delaware	April, 2010	100%

(1) ER was incorporated to establish renewable energy wind parks in Costa Rica. ER is the sole stockholder of V3.

(2) V3 was incorporated to build and operate the first energy development on the Bache site.

(3) VC was incorporated as the original US holding company for the wind development in Costa Rica.

Subsequently, on April 3, 2013, the Board of Directors of STL Marketing, also acting as the Board of Versant Corporation, transferred all the shares of Energia Renovable Versant SRL, the holding company in Costa Rica that holds 100% of VTRES Bache SRL, the company that would be signing the proposed power purchase agreement, from Versant Corporation to STL Marketing Group, Inc.

All inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited interim consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

Fair Value of Financial Instruments

The fair value of our financial assets and liabilities reflects our estimate of amounts that we would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of our assets and liabilities, we seek to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

The following are the major categories of liabilities measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	March 31, 2013		December 31, 2012
	Assets	Liabilities	Assets	Liabilities

Level 1
None	$-	$-	$-	$-

Level 2
None	-	-	-	-

Level 3
Derivative Liabilities	-	1,754,334	-	-

	$-	$1,754,334	$-	$-

Long-Lived Assets

We review property and equipment, long-term prepayments and intangible assets, excluding goodwill, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. We measure recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value. We have made no material adjustments to our long-lived assets in any of the years/periods presented. In addition, we test our goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that this asset may be impaired. We found no goodwill impairment in any of the years/periods presented.

Intangible assets with definite lives are amortized over their estimated useful lives. We amortize our acquired intangible assets on a straight-line basis with definite lives over periods ranging from one to twenty-five years.

Cash

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Property and Equipment

Property and equipment is stated at cost. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, which ranges from three to seven years.

Leasehold improvements, if any, are amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

Research and Development

Research and development is expensed as incurred.

Advertising Costs

We expense advertising costs in the period in which they are incurred. For the three months ended March 31, 2013 and 2012, advertising expenses totaled approximately $0 and $0 respectively.

Share BasedPayment Arrangements

Generally, all forms of share-based payments, including stock option grants warrants and restricted stock grants are measured at their fair value on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from share-based payments are recorded in general and administrative expense in the consolidated statement of operations. We have applied fair value accounting and the related provisions of Accounting Standards Codification (“ASC”) 718 for all share based payment awards. The fair value of share-based payments is recognized ratably over the stated vesting period. In the event of termination, we will cease to recognize compensation expense.

Derivative Financial Instruments

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Income Tax Provision

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statements of Income and Comprehensive Income in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty (50) percent likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying consolidated balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its consolidated balance sheets and provides valuation allowances as management deems necessary.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In addition, the Company operates within multiple taxing jurisdictions and is subject to audit in these jurisdictions. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the three months ended March 31, 2013 and 2012. The Company believes that all prior periods are still subject to examination by tax authorities.

Net Loss per Common Share

Basic earnings per share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all dilutive potential of shares of common stock outstanding during the period including stock options or warrants, using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method.

Since the Company reflected a net loss for the three months ended March 31, 2013 and 2012, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted loss per share is not presented.

	March 31, 2013	December 31, 2012

Convertible Debt	451,047,334	-
Liability to be settled in common stock (1)	9,027,775	-
Liability to be settled in common stock (exercise price $0.0028/share) (2)	21,428,571	-
	481,503,680	-

(1)	Fair value was $43,333 at March 31, 2013 and $0 at December 31, 2012. See Note 6.

(2)	Fair value was $60,000 at March 31, 2013 and $0 at December 31, 2012. See Note 6.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company fiscal years, and interim periods within those years beginning after December 15, 2012. Adoption of this ASU did not have a material effect on the Company’s financial position, results of operations or cash flows.

In January 2013, the FASB issued ASU 2013-01, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to the financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under International Financial Reporting Standards (IFRS). ASU 2013-01 is effective for all entities (public and private) for the fiscal years beginning on or after January 1, 2013, and interim periods within. Retrospective application is required for any period presented that begins before the entity’s initial application of the new requirements. The adoption of this ASU did not have a material effect on the Company’s financial position, results of operations or cash flows.

Other Recently Issued, but Not Yet Effective

Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

Going Concern	3 Months Ended
Mar. 31, 2013
Going Concern
Going Concern

Note 2 – Going Concern

As reflected in the accompanying consolidated financial statements, the Company had a net loss of approximately $282,199 and net cash and cash equivalents used in operations of approximately $43,160 for the three months ended March 31, 2013. The Company has an accumulated deficit of approximately $1,856,729 and a working capital deficit of approximately $3,227,970 at March 31, 2013. The Company does not yet have a history of financial stability. Historically, the principal source of liquidity has been the issuance of debt and equity securities. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on management’s plans, which include further implementation of its business plan and continuing to raise funds through debt and/or equity raises.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Property and Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment are as follows:	March 31, 2013	December 31, 2012

Furniture and fixtures	$4,909	$4,909
Machinery and equipment	7,551	7,551
Leasehold improvements	2,507	2,507
	14,967	14,967
Accumulated depreciation and amortization	(5,632)	(4,907)
Property and equipment - net	$9,335	$10,060

Depreciation expense for the three months ended March 31, 2013 and 2012 and for the period from April 8, 2010 (inception) through March 31, 2013 was $725, $725 and $5,632, respectively.

Due From Investment Bank	3 Months Ended
Mar. 31, 2013
Due From Investment Bank
Due From Investment Bank

Note 4 – Due From Investment Bank

In April 2011, the Company engaged a Costa Rican investment bank, as its exclusive agent to advise the Company on the structuring of corporate openness and equity placement. During 2012 the Company entered into a dispute with the investment bank. The Company contends that the investment bank retained more than the fee allowed by the contract on the sale of equity securities (the “Closings”) that took place during the period April 2011 through December 2011. At March 31, 2013 and December 31, 2012, the Company believes they are owed $195,400 and $195,400, respectively, from the investment bank relating to excess fees withheld from the Closings. Due to the uncertainty surrounding the recoverability of the funds from the investment bank the company has recorded a full allowance against the receivable. This amount has been recorded as stock issuance costs, preferred stock in the statement of stockholders equity. If the company wins the dispute and actually recovers the funds it will be recorded to additional paid in capital.

Notes Payable	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

	March 31, 2013	December 31, 2012
In October 2010, a third party loaned the Company $50,000 under a demand note bearing zero interest.	$50,000	$50,000

In March 2011, a third party loaned the Company $11,500 under a demand note bearing interest from 8-10% per year. This note was acquired in the merger.	11,500	-

In December 2011, third parties loaned the Company $5,600 under demand notes bearing a 10% late fee. This note was acquired in the merger.	5,600	-

In February 2013, the Company executed a promissory note in the principal amount of $50,000.	50,000	-

	$117,100	$50,000

Liability to be Settled in Stock	3 Months Ended
Mar. 31, 2013
Liability To Be Settled In Stock
Liability to be Settled in Stock

Note 6 – Liability to be Settled in Stock

In March of 2008, the Company entered into an asset purchase agreement to purchase certain tangible and intangible assets for $65,000 in STLK common stock. As of March 31, 2013 and December 31, 2012, a liability totaling $43,333 and $0 respectively, exists related to these unissued shares. This liability was acquired in the merger.

In August 2012, the Company executed a consulting agreement with a third party to provide various services. Under the terms of the agreement, the consultant will be paid $10,000 per month for 6 months in the form of free trading shares. The share total is computed as follows:

●	Earned compensation will accrue interest at 6%; and

●	Accrued compensation will be convertible at a discount of 70% to market, based upon the average of the lowest 3 closing bid prices of the 20 days preceding any conversion

At March 31, 2013, the Company had recorded the entire $60,000, yet remains outstanding and available to be converted. This liability was acquired in the merger.

Convertible Notes Payable	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

(A)	Convertible Notes Payable

At March 31, 2013 and December 31, 2012, convertible debt consisted of the following:

	March 31, 2013	December 31, 2012
Convertible into 50% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion	$190,000	$-

Convertible into 50% of the five day average closing bid prices immediately preceding conversion	50,000	-

Convertible into 10% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion	40,000	-

Convertible into 75% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion	25,000	-

Convertible into 50% of the average of the lowest three closing prices during the 10 trading days immediately preceding conversion	267,000	-
	$572,000	$-

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to the discount to market feature which could require a settlement in shares that cannot be determined until such conversions occur. The Company may not be able to determine if sufficient authorized shares exist in connection with contemplated conversions, which requires liability classification.

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity

Convertible Debt Balance as of December 31, 2012	-
Convertible Debt acquired in merger	305,000	6% - 10%	Due on Demand (in Default)
Convertible Debt acquired in merger	52,000	8%	July 1, 2013 - July 29, 2013

Borrowings during the quarter March 31, 2013	215,000	8%	October 24, 2013 - April 4, 2014

Convertible Debt Balance as of March 31, 2013	572,000

Debt Discount	(219,200)

Convertible Debt Balance as of March 31, 2013 - net	$352,800

(B)	Debt Discount

During the three months ended March 31, 2013 and 2012, the Company recorded debt discounts totaling $215,000 and $0, respectively.

The debt discounts pertain to convertible debt that contains embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $28,547 and $0 during the three months ended March 31, 2013 and year ended March 31, 2012, respectively, to interest expense.

	March 31, 2013	December 31, 2012

Debt Discount	$267,000	$-
Amortization of debt discount	(47,800)	-

Debt discount - net	$219,200	$-

Derivative Liabilities	3 Months Ended
Mar. 31, 2013
Derivative Liabilities [Abstract]
Derivative Liabilities

Note 8 – Derivative Liabilities

Derivative liability - December 31, 2012	-
Derivative liabilities acquired in merger	1,445,141
Fair value mark to market adjustment for convertible instruments	(213,220)
Fair value at the commitment date for convertible instruments	522,413
Derivative liability - March 31, 2013	$1,754,334

The Company records debt discount to the extent of the gross proceeds raised, any excess amount is recorded as a derivative expense. The Company recorded a derivative expense of $312,413 and $0for the three months ended March 31, 2013 and 2012.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of March 31, 2013:

	Commitment Date	Remeasurement Date

Expected dividends:	0%	0%
Expected volatility:	393% - 520%	209% - 469%
Expected term:	0.75 - 1 year	0.01 - 1.01 year
Risk free interest rate:	0.07% - 0.17%	0.04% - 0.14%

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

(A)	Accounts Payable – Related Party

As of March 31, 2013 and December 31, 2012 the Company had accounts payable due to board members and companies owned by board members of $234,463 and $200,759. During the period April 8, 2010 through March 31, 2013, management and board members have been loaning money to the Company, paying expenses on behalf of the Company and deferring consulting fees.

(B)	Related Party Consulting Services

The Company incurred consulting expenses to a company that is owned by a board member, and for the period ending March 31, 2013 and March 31, 2012 the amounts were $37,500 and $37,500 respectively.

(C)	Notes Payable – Related Parties

The Company executed various promissory notes to related parties since inception. No new notes were issued for the period ending March 31, 2013.

The notes had the following range of terms:

●	Maturing in 3 months to 1 year;

●	Non-interest bearing

●	Unsecured

●	Default interest rate at 6%, per annum;

During the period/year ended March 31, 2013 and December 31,2012, the Company repaid $975 and $7,933 respectively leaving a balance of $75,899 and $76,874 respectively.

The Company is currently in default on several of these notes.

Debt under these obligations at March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012

Notes payable	$75,899	$76,874
Less: Current maturities	(75,899)	(76,874)
Notes payable, net of Current maturities	$-	$-

Retirement Plan	3 Months Ended
Mar. 31, 2013
Retirement Plan
Retirement Plan

Note 10 – Retirement Plan

401(k)

The Company provided a 401(k) employee savings and retirement plan (the “Plan”). The Plan covered all employees who have completed six months of consecutive service with 160 hours monthly or have completed one year of service. The Company matched 100 percent of a participant’s elective deferrals that do not exceed 3 percent of the participant’s compensation, plus 50 percent of the participant’s elective deferrals that exceed 3 percent of the participant’s compensation, but do not exceed 5 percent of the participant’s compensation. Total contributions by the Company to the Plan were $0.00, $4,650, and $12,349 for the 3 months ended March 31, 2013 and 2012 and for the period April 8, 2010 (inception) through March 31, 2013, respectively.

Foreign Operations	3 Months Ended
Mar. 31, 2013
Foreign Currency [Abstract]
Foreign Operations

Note 11 – Foreign Operations

Costa Rica

Operations outside the U.S. include subsidiaries in Costa Rica. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange. These subsidiaries are still in the development stage and have not generated any revenues.

Results of operations for the Company’s Costa Rica Subsidiary are translated from the local (functional) currency to the U.S. dollar using month-end exchange rates during the period, while assets and liabilities are translated at the exchange rate in effect at the reporting date. Resulting gains or losses from translating foreign currency financial statements are recorded as other income (loss), if any. Foreign currency transaction gains (losses) resulting from the exchange rate fluctuations on transactions denominated in a currency other than the Colon are included in earnings. The consolidated financial statements of the Company’s Costa Rica subsidiary are prepared using the U.S. dollar as the functional currency. As a result, the transactions of those operations that are denominated in foreign currencies are re-measured into U.S. dollars and any resulting gains or losses are included in earnings. Net foreign currency transactions gains (losses) were immaterial during the period ending March 31, 2013.

Stockholders Deficit	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Stockholders Deficit

Note 12 – Stockholders Deficit

Common Stock has 2,600,000,000 shares authorized at $0.001 par value. Subject to the foregoing provisions, dividends may be declared on the Common Stock, and each Share of Common Stock shall entitle the holder thereof to one vote in all proceedings in which action shall be taken by stockholders of the Corporation.

Class A Preferred –

Series A Convertible Preferred Stock has 1,800,000 shares authorized and issued, with a $1.00 par value, with each share of the Series B Preferred Stock to have the following rights and privileges:

1.	Voting Rights. Each share of the Series A Preferred Stock shall have a one vote per share and the holder(s) of the Series A Preferred Stock shall have the right to vote with the holders of the Company’s Common Stock on all matters that are submitted to the Company’s stockholders.

2.	Dividend Rights. Each share of the Series A Preferred Stock shall be entitled to a 10% preferred annual dividend on Par ($0.10 per share) non-cumulative on any dividends, whether ordinary or liquidating that may be declared or paid by this Company.

3.	Sinking Fund. No sinking fund shall be established in connection with the retirement of the Series A Preferred Stock.

4.	Conversion Rights. At the option of the holder of the Series A Preferred Stock, each share of the Series A Preferred Stock may be converted into the Company’s Common Stock at no discount to average trading price ten days prior to conversion at any time and from time to time after March 1. 2018.

Class B Preferred –

Series B Preferred Stock has 1,400,000,000 shares authorized and issued, with a $0.001 par value, with each share of the Series B Preferred Stock to have the following rights and privileges:

1.	Voting Rights. Each share of the Series B Preferred Stock shall have a 1.6 vote right per share.

2.	Dividend Rights. Each share of the Series B Preferred Stock shall be entitled to any non-preferred dividends, whether ordinary or liquidating, that may be declared or paid by this Company.

3.	Sinking Fund. No sinking fund shall be established in connection with the retirement of the Series B Preferred Stock.

4.	Conversion Rights. The Series B Preferred Stock shall not be entitled to convert into shares of the Company’s Common Stock at anytime.

5.	Restricted. Series B Preferred Stock shall be restricted from being traded publicly, sold in part, transferred, encumbered or otherwise put at risk. The stock may be sold only if 100% of the Company is sold to a qualified party that can maintain the legal requirements for renewable energy generation in Costa Rica or if the laws in Costar Rica change allowing this block to be released.

Class C Preferred –

Series C Preferred Stock has 125,000 shares authorized, with a $0.001 par value, with each share of the Series C Preferred Stock to have the following rights and privileges:

1.	Voting Rights. Each share of the Series C Preferred Stock shall have no voting rights.

2.	Dividend Rights. Each share of the Series C Preferred Stock shall not be entitled to any dividends, whether ordinary or liquidating, that may be declared or paid by this Company.

3.	Sinking Fund. No sinking fund shall be established in connection with the retirement of the Series C Preferred Stock.

4.	Conversion Rights. At the option of the holder of the Series C Preferred Stock, each share of the Series C Preferred Stock may be converted into the Company’s Common Stock at a 50% discount to the average of the lowest three (3) trading prices daily volume weighted average prices in the ten trading days immediately prior to the date upon which the convertible preferred stock is converted.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13– Commitments and Contingencies

Agreements with Placement Agents and Finders

In April 2011, the Company engaged, a Costa Rican investment bank, as its exclusive agent to advise the Company on the structuring of corporate openness and equity placement with the following terms:

●	To assist the Company in connection with a best efforts private placement of up to $9.5 million of the Company’s equity and/or debt securities

●	Compensation – a fee in an amount equal to 5% of the aggregate gross proceeds raised

A former principal member of the board of directors of the Company is an employee of the investment bank.

During the year ended December 31, 2011 the Company paid the investment bank fees of $262,000. The Company is disputing $195,400 of these fees. (See Note 4)

Operating Leases

On November 1, 2010, the Company began leasing office space in Colorado Springs. The lease has a three year term. Monthly rent begins at $568 per month and increases over the term of the lease. The Company is also responsible for paying a share of the landlord’s property operating costs.

On February 19, 2011, the Company began leasing office space in Costa Rica. The lease has a three year term. Monthly rent begins at $1,800 per month and increases over the term of the lease.

On October 1, 2011, the Company began a virtual office lease. The lease had a one year term and renews automatically. Monthly rent is $199 per month.

Rent expense amounted to $10,374, and $9,361 for the period ending March 31, 2013 and March 31, 2012, respectively and was included in selling, general and administrative expenses in the consolidated statements of operations.

Future minimum lease payments under these non-cancelable operating leases are approximately as follows:

Years Ending December 31,
2013	$36,243
2014	2,100
Total	$38,343

Litigations, Claims and Assessments

The Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. Other than the litigation with Costa Rican Investment Bank, as discussed in Note 4, the Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were available to be issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent events to be disclosed as followed:

(A)	On April 3, 2013, the Board of Directors of STL Marketing, also acting as the Board of Versant Corporation, transferred all the shares of Energia Renovable Versant SRL, the holding company in Costa Rica that holds 100% of VTRES Bache SRL, the Company that would be signing the proposed power purchase agreement, from Versant Corporation to STL Marketing Group Inc. This did not result in any change in control and there was no consideration for the transfer.